Long-Term Indebtedness - Summary of Long-Term Indebtedness (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jul. 02, 2023	Jul. 01, 2022	Mar. 31, 2020
Debt Instrument [Line Items]
Net discount	$ (5,355)	$ (6,167)	$ (6,580)
Deferred financing costs	(20,049)	(9,221)	(10,962)
Total debt	2,751,463	2,365,479	2,352,325
Less current portion of long-term debt	56,867	56,867	0
Less short-term borrowings	205,000	180,000	169,000
Total long-term debt	2,489,596	2,128,612	2,183,325
Term Loan B
Debt Instrument [Line Items]
Long-term debt, gross	0	479,000	479,000
Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt, gross	205,000	180,000	169,000
2024 Notes
Debt Instrument [Line Items]
Long-term debt, gross	56,867	56,867	56,867		$ 949,500
2025 Notes
Debt Instrument [Line Items]
Long-term debt, gross	365,000	365,000	365,000	$ 365,000
2027 Notes
Debt Instrument [Line Items]
Long-term debt, gross	500,000	500,000	500,000
2031 Notes
Debt Instrument [Line Items]
Long-term debt, gross	800,000	800,000	800,000
2032 Notes
Debt Instrument [Line Items]
Long-term debt, gross	$ 850,000	$ 0	$ 0